INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets

	Year ended December 31,
	2012	2011
Deferred tax assets:
Organizational costs, accrued liabilities and other	$450,912	$425,984
NOL carryforwards	26,007,066	25,951,001
Depreciation	34,206	-
Compensation related to equity instruments issued for services	5,357,898	5,529,917
Valuation allowance	(31,818,065)	(31,867,922)

Net deferred tax assets	$32,017	$38,980

Total deferred tax liability	(32,017)	(38,980)
Total net deferred taxes	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
	2012	2011	2010

Income tax expense (benefit) at federal statutory rate	34.00%	(34.00)%	(34.00)%
State taxes, net of federal benefit	0.51	(4.73)	(1.48)
Nondeductible items	(29.26)	25.45	19.64
Change in valuation allowance	(5.25)	13.28	15.84
	-%	-%	-%